UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

SEMI-ANNUAL REPORT July 31, 2008

Walthausen Small Cap Value Fund Semi-Annual Report July 31, 2008

Dear Fellow Shareholders,

Since we launched the Walthausen Small Cap Value Fund on February 1st, I have been repeatedly asked why I chose such an inauspicious time to open the Fund. Not much more than a month after the Fund’s launch, Bear Stearns became the casualty of a major credit crisis and major financial institutions have been subject to either massive injections of capital, or speculation that such action will be required.

From a commercial venture perspective, one could suggest this was unfortunate timing. However, from an investor viewpoint, we believe that this will prove to be an opportune time. One aspect to the art of investing is to see what value is created as other investors sell positions and move to the sidelines during such a period of volatility and uncertainty.

In our first six months of operation, despite this volatile period for financial markets, the Fund generated a positive return of 3.30% versus our benchmark Russell 2000 Value Index, which lost 1.16% in value. We were successful in finding appropriate companies for the market conditions, taking a conservative stance in the financial and consumer discretionary sectors which were negatively impacted by consumer reaction to falling home prices and rising energy prices. The banks we owned were well capitalized with low loan to deposit ratios and good asset quality, while our consumer names were focused on companies which were likely to see stable demand or benefit from consumers trading down.

The energy producing and industrial sectors provided solid positive returns. Two names that made strong contributions were Thermadyne (THMD), a provider of welding equipment into the energy infrastructure market, and Woodward Governor (WGOV), whose products make aircraft more fuel efficient and help turn wind into useable electric power.

As is usually the case, a few problem stocks had a negative impact on Fund performance. For example, USEC (USU), a play on nuclear power, suffered from cost overruns and needs for additional financing. Overall though, we have been diligent in culling underperforming names and feel comfortable that the portfolio is well positioned as we move into the back half of the year. We look forward to the coming months and expect that we will need to be nimble as the economy seeks to regain momentum.

Sincerely, John Walthausen Managing Director and Portfolio Manager

2008 Semi-Annual Report 1

                   WALTHAUSEN SMALL CAP VALUE FUND

                   WALTHAUSEN SMALL CAP VALUE FUND
                                by Sectors (Unaudited)
                         (as a percentage of Net Assets)

* Net Cash represents cash equivalents and other assets less liabilities.

PERFORMANCE INFORMATION (Unaudited)

7/31/08 NAV $10.33

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JULY 31, 2008

Since
Inception(A)
Walthausen Small Cap Value Fund	3.30%
Russel 2000® Value Index(B)	-1.16%

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-925-8428.

2008 Semi-Annual Report 2

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & CO.,LLC, the Fund’s investement advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2008
	February 1, 2008	July 31, 2008	to July 31, 2008

Actual	$1,000.00	$1,033.00	$8.59

Hypothetical	$1,000.00	$1,016.41	$8.52
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2008 Semi-Annual Report 3

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2008 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets
COMMON STOCKS
Air Transportation, Scheduled
10,260	Continental Airlines, Inc. *	$ 140,870	1.92%
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties
2,105	Corn Products International Inc.	97,904	1.33%
Chemicals & Allied Products
3,350	Arch Chemicals Inc.	107,535
8,495	Innospec Inc. **	150,701
7,585	Solutia Inc. *	115,823
		374,059	5.09%
Computer Peripheral Equipment,
10,805	Astro-Med Inc.	92,923	1.26%
Crude Petroleum & Natural Gas
1,155	Encore Acquisition Co. *	71,460
810	Whiting Petroleum Corp. *	75,873
		147,333	2.00%
Deep Sea Foreign Transportation of Freight
1,385	Seacor Holdings Inc. *	115,883	1.58%
Drilling Oil & Gas Wells
12,795	Parker Drilling Co.*	103,256	1.40%
Electrical Industrial Apparatus
2,830	Woodward Governor Co.	127,350	1.73%
Electronic Components, NEC
5,730	Hutchinson Technology Inc. *	85,033
15,635	Spectrum Control Inc. *	113,354
		198,387	2.70%
Fire, Marine & Casualty Insurance
530	Alleghany Corp.	167,093
5,000	Specialty Underwriters Alliance Inc. *	24,750
		191,843	2.61%
Food & Kindred Products
1,625	Flowers Foods Inc.	48,864	0.66%
Games, Toys & Children's Vehicles
2,155	JAKKS Pacific Inc. *	47,367	0.64%
Greeting Cards
6,395	CSS Industries Inc.	180,851	2.46%
Hospital & Medical Service Plans
4,705	Molina Healthcare Inc. *	140,397	1.91%
Industrial Instruments For Measue Display and Controll
1,000	K-Tron International, Inc. *	138,790	1.89%
Industrial Organic Chemicals
3,815	Sensient Technologies Corp.	118,723	1.61%
Insurance Carriers, NEC
12,820	Hallmark Financial Services Inc. *	123,969	1.69%
Life Insurance
690	National Western Life Insurance Company	163,426
19,985	Phoenix Companies Inc.	194,454
		357,880	4.87%
Machine Tools, Metal Cutting Types
20,295	Thermadyne Holdings Corp. *	348,871	4.74%
Mortgage Bankers & Loan Correspondents
20,855	Ocwen Financial Corp. *	125,964	1.71%
Motor Vehicle Parts & Accessories
3,475	Superior Industries International Inc.	58,693
60,000	Visteon Corp. *	171,000
		229,693	3.12%

* Non-Income Producing Securities. ** ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 4

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2008 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets
COMMON STOCKS
National Commercial Banks
6,730	FirstMerit Corp.	$ 132,446	1.80%
Pulp Mills
4,155	Mercer International Inc. * **	25,844	0.35%
Railroad, Line-Haul Operating
1,305	Kansas City Southern *	71,775	0.98%
Refrigeration & Service Industries
7,920	Standex International Corp.	173,369	2.36%
Retail - Drug Stores and Proprietary Stores
10,550	PetMed Express Inc. *	152,975	2.08%
Retail - Radio, Tv & Consumer Electronics
8,375	Conns Inc. *	131,488	1.79%
Retail - Variety Stores
6,845	Family Dollar Stores Inc.	159,488	2.17%
Rolling Drawing & Extruding of Nonferrous Metals
2,175	RTI International Metals Inc.	59,291	0.81%
Savings Institution, Federally Chartered
3,790	Northrim Bancorp Inc.	60,337
4,685	Westfield Financial Inc.	46,147
		106,484	1.45%
Semiconductors & Related Devices
7,400	White Electronic Designs Corp. *	34,706	0.47%
Services - Automotive Repair, Services & Parking
11,270	Monro Muffler Brake Inc.	205,227	2.79%
Services - Business Services NEC
5,080	ATC Technology Corporation *	127,610	1.73%
Services - Computer Integrated Systems Design
12,025	Convergys Corporation *	152,717	2.08%
Services - Computer Processing & Data Preperation
16,210	CSG Systems International Inc. *	287,565	3.91%
Services - Computer Programming, Data Processing, Etc.
11,725	United Online Inc.	127,333	1.73%
Services - Educational Services
9,700	Nobel Learning Communities Inc. *	155,103
5,400	Universal Technical Institute Inc. *	79,272
		234,375	3.19%
Services - Hospitals
13,285	Rehabcare Group Inc. *	220,000	2.99%
Services - Management Consulting
31,635	Information Services Group, Inc. *	134,765	1.83%
Services - Specialty Outpatient
78,305	TLC Vision Corp. *	97,098	1.32%
Short-Term Business Credit Institutions
12,150	Asta Funding Inc.	97,200	1.32%
State Commercial Banks
2,265	Berkshire Bancorp Inc.	27,746
3,000	Commerce Bancshares Inc.	130,890
3,120	First Financial Bankshares Inc.	143,177
2,075	Peoples Financial Corp.	46,916
22,615	TrustCo Bank Corp. NY	197,429
		546,158	7.42%

* Non-Income Producing Securities. ** ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 5

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets
COMMON STOCKS
Telephone Communications (No Radio Telephone)
4,320	Centurytel Inc.	$ 160,661
10,010	D&E Communications Inc.	89,189
18,070	iBasis Inc.	71,737
2,960	Telephone & Data Systems Inc.	125,504
		447,091	6.08%
Wholesale - Durable Goods
3,000	School Specialty Inc. *	99,930	1.35%
Total for Common Stock (Cost $6,858,035)		$ 7,276,112	98.92%
CASH EQUIVALENTS
89,139	Huntington US Treasury Money Market Fund Cl A 0.68% ***	89,139	1.21%
	(Cost $89,139)
Total Investment Securities		7,365,251	100.13%
	(Cost $6,947,174)
Liabilities In Excess of Other Assets		(9,519)	-0.13%
Net Assets		$ 7,355,732	100.00%

* Non-Income Producing Securities.

*** Variable rate security; the yield rate shown represents the rate at July 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 6

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2008

Assets:
Investment Securities at Market Value	$ 7,365,251
(Cost $6,947,174)
Dividend Receivable	366
Interest Receivable	199
Total Assets	7,365,816
Liabilities:
Service Fees	2,669
Payable to Advisor	7,415
Total Liabilities	10,084
Net Assets	$ 7,355,732

Net Assets Consist of:
Capital Paid In	$ 6,959,645
Accumulated Net Investment Income/(Loss)	(9,616)
Accumulated Realized Loss on Investments - Net	(12,374)
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	418,077
Net Assets, for 712,210 Shares Outstanding	$ 7,355,732
(Without par value, unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($7,355,732/712,210 shares)	$ 10.33
Minimum Redemption Price Per Share ($10.33 * 0.98) (Note 2)	$ 10.12

Statement of Operations (Unaudited)
For the six months ended July 31, 2008

Investment Income:
Dividends	$ 27,936
Interest	1,398
Total Investment Income	29,334
Expenses:
Services Fees	10,310
Management Fees	28,640
Total Expenses	38,950

Net Investment Income (Loss)	(9,616)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(12,374)
Net Change in Unrealized Appreciation on Investments	418,077
Net Realized and Unrealized Gain on Investments	405,703

Net Increase in Net Assets from Operations	$ 396,087

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 7

Walthausen Small Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
2/1/2008*
to
7/31/2008
From Operations:
Net Investment Loss	$ (9,616)
Net Realized Loss on Investments	(12,374)
Change in Net Unrealized Appreciation	418,077
Increase in Net Assets from Operations	396,087
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	6,869,945
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(10,300)
Net Increase (Decrease) from Shareholder Activity	6,859,645

Net Increase (Decrease) in Net Assets	7,255,732

Net Assets at Beginning of Period	100,000
Net Assets at End of Period (Including Accumulated Net
Investment Income (Loss) of ($9,616) )	$ 7,355,732

Share Transactions:
Issued	703,251
Reinvested	-
Redeemed	(1,041)
Net Increase in Shares	702,210
Shares Outstanding Beginning of Period	10,000
Shares Outstanding End of Period	712,210

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2008*
to
7/31/2008
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Loss *****	(0.02)
Net Gain (Loss) on Securities
(Realized and Unrealized)	0.35
Total from Investment Operations	0.33

Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-

Net Asset Value -
End of Period	$ 10.33
Total Return ****	3.30% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	7,356
Ratio of Expenses to Average Net Assets	1.70% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.42% **
Portfolio Turnover Rate	57.92% ***

* Commencement of Operations.

** Annualized.

*** Not Annualized.

**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

***** Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 8

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN SMALL CAP VALUE FUND

July 31, 2008 (UNAUDITED)

1.) ORGANIZATION

Walthausen Small Cap Value Fund (the "Fund") is a diversified series of the Walthausen Funds (the "Trust"). The Trust is an open-end investment company. The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series without par value, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. At present, the Fund is the only series authorized by the Trust. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & CO., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES SECURITY VALUATION:

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advanta-

2008 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued geous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:

Investments
Valuation Inputs	in Securities
Level 1- Quoted Prices	$7,365,251
Level 2- Significant Other Observable Inputs	0
Level 3- Significant Unobservable Inputs	0
Total	$7,365,251

In March 2008, the FASB issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Effective February 1, 2008 the Fund adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”, FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 is applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the six month period ended July 31, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2008, the Fund did not incur any interest or penalties.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended July 31, 2008, proceeds from redemption fees amounted to $0.

2008 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific indentification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services the Advisor receives an investment management fee equal to 1.25% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all operating expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services the Advisor receives a service fee equal to 0.45% of the average daily net assets of the Fund.

For the six months ended July 31, 2008, the Advisor earned management fees totaling $28,640, of which $7,415 was due to the Advisor at July 31, 2008. For the same period the Advisor earned services fees of $10,310, of which $2,669 was due to the Advisor at July 31, 2008.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor from the Fund.

The Trustees who are not interested persons of the Fund were paid $200 each for the six month period ended July 31, 2008. Under the Management Agreement, the Advisor pays theses fees.

4.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at July 31, 2008 was $6,959,645 representing 712,210 shares outstanding.

5.) PURCHASES AND SALES OF SECURITIES

For the six month period ended July 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $9,456,596 and $2,586,187, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2008 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

6.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at July 31, 2008 was $6,947,174. At July 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation
$769,656	($351,579)	$418,077

There were no differences between book and tax basis of investments.

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2008, John B. Walthausen and Bruce Barth held, in aggregate, 25.34% and 58.76%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

8.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the six month period ended July 31, 2008.

9.) SUBSEQUENT EVENT

Effective August 1, 2008, Walthausen & CO., LLC has agreed to reduce its management fee to 1.00% of the average daily net assets of the Walthausen Small Cap Value Fund. Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Advisor receives an annual investment management fee of 1.00% of the average daily net assets of the Fund.

2008 Semi-Annual Report 12

ADDITIONAL INFORMATION
July 31, 2008
(UNAUDITED)

On January 14, 2008 the Board of Trustees (the “Trustees”) considered the approval of the Management Agreement (the “Agreement”). In reviewing the Agreement, the Trustees received materials from Walthausen & Co., LLC (the “Advisor”) addressing the following factors: (i) the investment performance of the Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

In determining whether to approve the Agreement, the Trustees met with the Advisor, to discuss the terms of the Agreement. The Advisor discussed the firm’s business history and investment management experience, as well as the firm's investment philosophy and research process. Both the Fund and the Advisor are newly organized. The Advisor provided the Trustees with a description of the Advisor that included the formation information, financial information and background and performance information. The Advisor discussed its financials, revenue, expected expenses and expected revenue from the Fund. The Advisor represented to the Board that it has sufficient funds available to meet its obligations to the Fund. Because the Advisor is newly organized and does not manage any investment companies, the Board did not review a comparison of the performance of, and fees paid by, other investment companies currently managed by the Advisor. The Board reviewed the performance of the Paradigm Value Fund managed by John Walthausen since its inception on January 1, 2003 to July 31, 2007. It was noted that the Paradigm Value Fund significantly outperformed its benchmarks and peers for the 1 year, 3 year and since inception periods through July 31, 2008.

The Trustees also compared the proposed management fee and estimated expense ratio of the Fund with those of the funds in the Fund's peer group. For comparison purposes, the Fund's peer group was defined as small cap value funds with assets between $0 million and $30 million. This peer group consisted of 34 funds with management fees ranging from 0.65% to 1.25% and an average audited expense ratio of 1.74% . It was noted that the Fund's management fee of 1.25% and the estimated total expense ratio of 1.73% was within the range of its peer group. Finally, the Advisor acknowledged that as the assets in the Fund grow and the Fund begins to realize economies of scale, the Advisor would consider adopting investment advisory fee breakpoints.

The Trustees then discussed each of the factors addressed above, reviewed the terms of the Agreement and were reminded by legal counsel of their fiduciary duties in approving the Agreement. The Advisor certified to the Board that the it has adopted procedures reasonably designed to prevent violations of the Code of Ethics.

The independent Trustees met in executive session. Based upon the information provided, it was the Board's consensus (including all of the independent Trustees) that the fee to be paid to the Advisor, pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

2008 Semi-Annual Report 13

Board of Trustees Kenneth V. Crane Edward A. LaVarnway John B. Walthausen Clara K. Wentland Investment Advisor and Administrator Walthausen & CO., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Walthausen Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND

9 Executive Park Drive, Suite B Clifton Park, NY 12065

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/ John B. Walthausen

      John B. Walthausen

      President

Date: 10/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Walthausen

      John B. Walthausen

      President

Date: 10/6/08

By: /s/ Mark L. Hodge

      Mark L. Hodge

      Chief Financial Officer

Date: 10/6/08